Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2021
Real estate properties held for lease, net
Schedule of real estate properties held for lease, net

	December 31,	December 31,
	2020	2021
	US$	US$
Elementary schools	3,268,838	3,345,332
Basement parking	9,081,394	9,122,951
Kindergartens	11,098,383	9,326,258
Parking facilities	99,897,514	95,414,729
Clubhouses	8,217,800	8,410,108
Shopping mall	277,532,448	282,353,261
Residential properties	121,855,248	88,786,540
Total costs	530,951,625	496,759,179
Accumulated depreciation	(47,843,418)	(56,458,807)
Real estate properties held for lease, net	483,108,207	440,300,371

Schedule of minimum future rental income on non-cancellable leases

Year	Amount
US$
2022	17,768,382
2023	17,954,627
2024	18,299,684
2025	18,623,886
2026 and thereafter	109,175,551
Total	181,822,130